Bridge Loans and Long-Term Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Bridge Loans and Long-Term Debt [Abstract]
Bridge loans and long-term debt

5.      Bridge loans and long-term debt

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30 and December 31, 2024:

	Final maturity	Weighted average effective interest rate %	December 31, 2024 $	September 30, 2024 $
Convertible loan(a)	2028	23.36	45,554,434	40,309,902
Credit facility(b)	2026	14.14	29,017,492	28,229,902
Term loan	2030	33.65	11,706,426	10,767,007
Bridge loan(c)	2025	US Base rate + 4.0%	16,169,151	9,913,619
Total debt		21,48	102,447,503	89,220,430
Current portion of long-term debt			16,169,151	9,913,619
Long-term debt			86,278,352	79,306,811

a)      Convertible loan

On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).

The PIPE Convertible Notes are denominated in US Dollars with a term of 60 months after issuance of Tranche B. They bear interest at a rate of 12% compounded annually and added to the principal amount of the notes. The PIPE Convertible Notes include a conversion option allowing the holders of the PIPE Convertible Notes, at any time before maturity, to convert the outstanding principal amount into Common Shares using a conversion price of US$10.00 per Common Share.

PIPE Investors in certain tranches of the PIPE Convertible Notes received at the time of issuance of such notes warrants to acquire Class D-1 preferred shares of LeddarTech (the “Class D-1 Preferred Shares” and the warrants, the “PIPE Warrants”) exercisable at the cost of US$0.01 per share.

The PIPE Convertible Notes are secured by a hypothec in the amount of US$60,000,000 over the universality of the Company’s movable assets, present and future, ranking after the security of Credit Facility (Note 5b). The Agreement contains customary covenants that provide for, among other things, limitations on indebtedness and fundamental changes and reporting requirements.

The PIPE Convertible Notes represent a hybrid financial instrument with a conversion option requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the conversion option embedded derivative is classified at fair value through profit and loss (“FVTPL”).

	Host Amortized cost $	Conversion option FVTPL $	Total $
Balance, September 30, 2024	40,310,037	6,008	40,316,045
Interest accretion	2,515,667	—	2,515,667
Fair value of conversion options	—	593,985	593,985
Foreign exchange	2,728,730	—	2,728,730
Balance, December 31, 2024	45,554,434	599,993	46,154,427

The PIPE Convertible Notes and Warrants were issued in tranches. Upon issuance of each tranche, the proceeds were initially allocated to the warrants, when applicable, and conversion option. The carrying amount of the debt is then initially determined by deducting the transaction fees and the fair value of the conversion option and warrants from the proceeds received.

The fair value of the conversion option embedded derivative and the warrants were determined using the Black-Scholes option pricing model.

b)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023, December 8, 2023, July 5, 2024, July 26, 2024, August 5, 2024 and August 16, 2024. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the gradually the Available Cash requirement from $5.0 million at all times after the DE-SPAC date to $250,000 until August 14, 2024. and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.

In conjunction with the Credit Facility October 2023 Amendments, the Company issued warrants to purchase Company Common Shares at $0.01 per share, which warrants will be assumed by the Company and exercisable for 250,000 Company Common Shares at $0.01 per share.

The warrants may be exercised, in whole or in part, for a period of five years following completion of the Business Combination and will be subject to a lock-up with one third being released four months after closing, another third being released eight months after closing and the final third being released 12 months after closing.

The warrants were recorded as a reduction of the Credit Facility, with a corresponding increase in Reserve — Warrants in Equity of $1,643,714.

During the year ended September 30, 2024, 250,000 common shares were issued following the exercise of those warrants on May 28, 2024. The corresponding balance in Reserve — Warrants in Equity of $1,643,714 was reclassified to Capital Stock.

Following the latest amendments to the Credit Facility, the payments of interest for the month of July 2024 to October 2024 are postponed to the earlier of the Short-Term Outside date and November 15, 2024.

The Company must pay a monthly fee of $125,000 per month starting July 5th, 2024 until the Short-Term Outside Date. The payment of the monthly fees applicable for the month of August 2024 and for the months up until (and including) the earlier of (i) the Short-Term Outside Date and (ii) November 15, 2024 will be due at the earlier date of (i) the Short-Term Outside Date and (ii) November 15, 2024. Following the Short-Term Outside Date and until the Borrower provides Desjardins with a recapitalization plan in form and substance satisfactory to Desjardins, a monthly fee in the amount of $75,000 will be earned and payable on the first day of each month.

On December 6, 2024, in connection with the collaboration and license agreements with TI and the advanced royalty payments provided thereunder (the “TI Pre-paid Royalty Fee”), LeddarTech entered into a fourteenth amendment of its Credit facility with Desjardins pursuant to which Desjardins has agreed to, among other things: (i) temporarily postpone payment of interest for a certain period of time, and (ii) temporarily suspend the minimum cash covenant until the earlier of (a) December 13, 2024, and (b) the date of disbursement to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee.

As of December 31, 2024, unpaid interests of $1,578,849 were recorded as accrued liabilities and unpaid fees of $625,000 were recorded as an increase of the credit facility balance.

c)      Bridge loans

In August 2024, LeddarTech closed a bridge financing in an aggregate principal amount of US$9.0 million (the “Bridge Loans”) issuable in two tranches. Tranche 1 of the Bridge Loan was issued in August 2024 at a discount of 25% for an aggregate amount of US$6,222,667, of which US$4,222,667 is convertible (the “Convertible Bridge Loan”) and US$2,000,000 is not convertible (the “Non-Convertible Bridge Loan”).

The Company also received in August 2024, additional Bridge Loans in an aggregate amount of approximately US$334,000 from certain members of management and the board of directors (collectively).

Also, on October 15, 2024, the Tranche 2 of the Bridge Financing was issued for an aggregate amount of US$2.8 million composed of US$0.9 million in Non-Convertible Bridge Loan and US$1.9 million in Convertible Bridge Loan. The Bridge Loans are denominated in US Dollars and repayable at maturity on November 15, 2024. The Bridge Loans bear interest at US base rate +4% calculated on the discounted balance, compounded monthly and added to the principal amount.

The Convertible Bridge Loan includes the following material conversion and settlement options available to the holder:

•        Maturity conversion option:    The holder of the Convertible Bridge Loan can convert at maturity the outstanding principal amount into Common Shares using a conversion price of $5.00 per Common Share.

•        Automatic conversion:    Upon an offering on the Nasdaq Global Market for aggregate gross proceeds of US$35,000,000 or more, the outstanding principal amount will automatically be converted into securities of such offering with a value equivalent to 112.5% of the outstanding principal amount.

•        Optional conversion:    Upon an offering on the Nasdaq Global Market for aggregate gross proceeds of less than US$35,000,000, the holder of the Convertible Bridge Loan can convert the outstanding principal amount into securities of such offering with a value equivalent to 112.5% of the outstanding principal amount.

•        The Convertible Bridge Loan also includes redemption mechanisms in the event of a change of control or an event of default.

Upon any offering on the Nasdaq Global Market, the Company is required to repay immediately the Non-Convertible Bridge Loan. The Non-Convertible Bridge Loan is classified at amortized cost.

On December 6, 2024, in connection with the collaboration and license agreements with TI and the advanced royalty payments provided thereunder (the “TI Pre-paid Royalty Fee”), LeddarTech entered into a second amendment of the Bridge Financing modifying among other things, the maturity of the bridge loan to December 13, 2024, which date will automatically be extended upon the disbursement by TI to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee, to the earlier of (a) January 31, 2025 and (b) the business day following the Short-Term Outside Date.

The Convertible Bridge Loan represents a hybrid financial instrument with embedded derivatives requiring separation. The Company has elected to classify the entire instrument at fair value through profit and loss (“FVTPL”).

The fees were allocated in proportion of the amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan.

	Non-Convertible Bridge Loan Amortized cost $	Convertible Bridge Loan FVTPL $	Total $
Balance, September 30, 2024	3,059,996	6,853,623	9,913,619
Issuance of Tranche 2	1,218,895	2,589,772	3,808,667
Gain on debt extinction	(1,038,521)	(2,175,046)	(3,213,567)
Interest accretion	1,619,281	—	1,619,281
Fair value adjustment	—	3,124,296	3,124,296
Foreign exchange	292,084	624,771	916,855
Balance, December 31, 2024	5,151,735	11,017,416	16,169,151

15.    Bridge loans and long-term debt

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2024 and 2023:

	Final maturity	Weighted average effective interest rate %	September 30, 2024 $	September 30, 2023 $
Convertible loan (a)	2028	23.36	40,309,902	11,258,950
Credit facility (b)	2026	14.12	28,229,902	28,747,705
Term loan	2030	33.65	10,767,007	7,718,928
Non-convertible bridge loan (c)	2024	155.04	3,059,996	—
Convertible bridge loan (c)	2024	—	6,853,623	—
Total debt		27.45	89,220,430	47,725,583
Bridge loans			9,913,619	—
Long-term debt			79,306,811	47,725,583

a)      Convertible loan

On June 12, 2023, concurrently with the execution of the BCA described in Note 4, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).

The PIPE Convertible Notes are denominated in US Dollars with a term of 60 months after issuance of Tranche B. They bear interest at a rate of 12% compounded annually and added to the principal amount of the notes. The PIPE Convertible Notes include a conversion option allowing the holders of the PIPE Convertible Notes, at any time before maturity, to convert the outstanding principal amount into Common Shares using a conversion price of US$10.00 per Common Share.

PIPE Investors in certain tranches of the PIPE Convertible Notes received at the time of issuance of such notes warrants to acquire Class D-1 preferred shares of LeddarTech (the “Class D-1 Preferred Shares” and the warrants, the “PIPE Warrants”) exercisable at the cost of US$0.01 per share.

The PIPE Convertible Notes are secured by a hypothec in the amount of US$60,000,000 over the universality of the Company’s movable assets, present and future, ranking after the security of Credit Facility (Note 15b)). The Agreement contains customary covenants that provide for, among other things, limitations on indebtedness and fundamental changes and reporting requirements.

The PIPE Convertible Notes represent a hybrid financial instrument with a conversion option requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the conversion option embedded derivative is classified at fair value through profit and loss (“FVTPL”).

	Host Amortized cost $	Conversion option FVTPL $	PIPE Warrants FVTPL $	Total $
Balance, October 1, 2022	—	—	—	—
Issuance of Tranche A-1 and 595,650 warrants	9,982,830	704,677	18,269,759	28,957,266
Issuance of Tranche A-2 and 9,354 warrants	158,277	12,197	278,685	449,159
Exercise of warrants	—	—	(18,548,444)	(18,548,444)
Interest accretion	1,067,932	—	—	1,067,932
Fair value adjustment	—	21,100	—	21,100
Foreign exchange	49,911	—	—	49,911
Balance, September 30, 2023	11,258,950	737,974	—	11,996,924
Issuance of Tranche B-1 and 24,322 warrants	2,539,580	962,726	2,059,081	5,561,387
Issuance of Tranche B-2	19,605,580	3,985,230	—	23,590,810
Exercise of warrants	—	—	(2,059,081)	(2,059,081)
Interest accretion	7,814,332	—	—	7,814,332
Exercise of conversion option	(1,049,482)	(207)	—	(1,049,689)
Fair value adjustment	—	(5,679,715)	—	(5,679,715)
Foreign exchange	141,077	—	—	141,077
Balance, September 30, 2024	40,310,037	6,008	—	40,316,045

The PIPE Convertible Notes and Warrants were issued in tranches. Upon issuance of each tranche, the proceeds were initially allocated to the warrants, when applicable, and conversion option. The carrying amount of the debt is then initially determined by deducting the transaction fees and the fair value of the conversion option and warrants from the proceeds received. Transaction fees of $529,047 were incurred in relation to the PIPE Convertible Notes and Warrants. The fees were allocated in proportion of the amount of each tranche, then further allocated based on the relative value of each component. For the year ended September 30, 2024, $345,394 was recognized as a reduction of the PIPE Convertible Notes (2023 — $92,583) and $125,462 was recognized in net loss under Transaction costs (2023 — $171,940).

The fair value of the conversion option embedded derivative and the warrants were determined using the Black-Scholes option pricing model and the following assumptions that are Level 3 inputs:

					2024
	Conversion option		Tranche B-1		Tranche B-2
			Warrants		Conversion option
Fair value of the underlying share	US$	4.74	US$	61.09	US$	4.74
Exercise price	US$	10.00	US$	0.01	US$	10.00
Risk-free interest rate		4.05%		4.89%		3.23%
Expected volatility		60%		60%		60%
Expected life		5.00 years		0.04 years		5.00 years
Dividend yield		0%		0%		0%
Fair value		$2.37		$84.65		$2.22
	Conversion option						2023
			Tranche A-1				Tranche A-2
			Warrants		Conversion option		Warrants
Fair value of the underlying share	US$	1.67	US$	22.92	US$	1.75	US$	22.60
Exercise price	US$	10.00	US$	0.01	US$	10.00	US$	0.01
Risk-free interest rate		3.64%		4.66%		3.92%		4.81%
Expected volatility		60%		60%		60%		60%
Expected life		5.00 years		0.04 years		5.00 years		0.04 years
Dividend yield		0%		0%		0%		0%
Fair value		$0.33		$30.56		$0.36		$29.79

The fair value of the conversion option embedded derivative at year end were determined using the Black-Scholes option pricing model and the following assumptions:

	2024		2023
Fair value of the underlying share	US$	0.30	US$	1.75
Exercise price	US$	10.00	US$	10.00
Risk-free interest rate		2.73%		4.25%
Expected volatility		60%		60%
Expected life		3.71 years		4.71 years
Dividend yield		0%		0%
Fair value		$0.001		$0.33

b)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023, December 8, 2023, July 5, 2024, July 26, 2024, August 5, 2024 and August 16, 2024. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the gradually the Available Cash requirement from $5.0 million at all times after the DE-SPAC date to $250,000 until August 14, 2024. and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.

In conjunction with the Credit Facility October 2023 Amendments, the Company issued warrants to purchase Company Common Shares at $0.01 per share, which warrants will be assumed by the Company and exercisable for 250,000 Company Common Shares at $0.01 per share.

The warrants may be exercised, in whole or in part, for a period of five years following completion of the Business Combination and will be subject to a lock-up with one third being released four months after closing, another third being released eight months after closing and the final third being released 12 months after closing.

The warrants were recorded as a reduction of the Credit Facility, with a corresponding increase in Reserve — Warrants in Equity of $1,643,714.

During the year ended September 30, 2024, 250,000 common shares were issued following the exercise of those warrants on May 28, 2024. The corresponding balance in Reserve — Warrants in Equity of $1,643,714 was reclassified to Capital Stock.

Following the latest amendments to the Credit Facility, the payments of interest for the month of July 2024 to October 2024 are postponed to the earlier of the Short-Term Outside date and November 15, 2024.

The Company must pay a monthly fee of $125,000 per month starting July 5th, 2024 until the Short-Term Outside Date. The payment of the monthly fees applicable for the month of August 2024 and for the months up until (and including) the earlier of (i) the Short-Term Outside Date and (ii) November 15, 2024 will be due at the earlier date of (i) the Short-Term Outside Date and (ii) November 15, 2024. Following the Short-Term Outside Date and until the Borrower provides Desjardins with a recapitalization plan in form and substance satisfactory to Desjardins, a monthly fee in the amount of $75,000 will be earned and payable on the first day of each month.

c)      Bridge loans

In August 2024, LeddarTech closed a bridge financing in an aggregate principal amount of US$9.0 million (the “Bridge Loans”) issuable in two tranches. Tranche 1 of the Bridge Loan was issued in August 2024 at a discount of 25% for an aggregate amount of US$6,222,667, of which US$4,222,667 is convertible (the “Convertible Bridge Loan”) and US$2,000,000 is not convertible (the “Non-Convertible Bridge Loan”).

The Company also received in August 2024, additional Bridge Loans in an aggregate amount of approximately US$334,000 from certain members of management and the board of directors (collectively).

The Bridge Loans are denominated in US Dollars and repayable at maturity on November 15, 2024. The Bridge Loans bear interest at US base rate +4% calculated on the discounted balance, compounded monthly and added to the principal amount.

The Convertible Bridge Loan includes the following material conversion and settlement options available to the holder:

•        Maturity conversion option:    The holder of the Convertible Bridge Loan can convert at maturity the outstanding principal amount into Common Shares using a conversion price of $5.00 per Common Share.

•        Automatic conversion:    Upon an offering on the Nasdaq Global Market for aggregate gross proceeds of US$35,000,000 or more, the outstanding principal amount will automatically be converted into securities of such offering with a value equivalent to 112.5% of the outstanding principal amount.

•        Optional conversion:    Upon an offering on the Nasdaq Global Market for aggregate gross proceeds of less than US$35,000,000, the holder of the Convertible Bridge Loan can convert the outstanding principal amount into securities of such offering with a value equivalent to 112.5% of the outstanding principal amount.

•        The Convertible Bridge Loan also includes redemption mechanisms in the event of a change of control or an event of default.

Upon any offering on the Nasdaq Global Market, the Company is required to repay immediately the Non-Convertible Bridge Loan. The Non-Convertible Bridge Loan is classified at amortized cost.

The Convertible Bridge Loan represent a hybrid financial instrument with embedded derivatives requiring separation. The Company has elected to classify the entire instrument at fair value through profit and loss (“FVTPL”).

Transaction fees of $115,355 were incurred in relation to the Bridge Loan. The fees were allocated in proportion of the amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan. For the year ended September 30, 2024, $37,076 was recognized as a reduction of the Non-Convertible Bridge Loan and $78,279 was recognized in net loss under Transaction costs.

	Non- Convertible Bridge Loan Amortized cost $	Convertible Bridge Loan FVTPL $	Total $
Balance, October 1, 2023	—	—	—
Issuance of Tranche 1	2,613,300	5,714,630	8,327,930
Interest accretion	477,776	—	477,776
Fair value adjustment	—	1,201,172	1,201,172
Foreign exchange	(31,080)	(62,179)	(93,259)
Balance, September 30, 2024	3,059,996	6,853,623	9,913,619